Equity Incentive Plans - Summary of non-vested restricted share options (Table) (Details)	6 Months Ended
Jun. 30, 2023 $ / shares shares
Share-Based Payment Arrangement [Abstract]
Unvested at beginning of period | shares	460,190
Unvested at beginning of period | $ / shares	$ 19.38
Granted | shares	1,081,500
Granted | $ / shares	$ 18.42
Vested | shares	(765,715)
Vested | $ / shares	$ 18.60
Unvested at end of period | shares	775,975
Unvested at end of period | $ / shares	$ 18.81